Common Stock	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Common Stock	Common Stock
The Company is authorized to issue 200,000,000 shares of Class A common stock with a par value of $0.001 per share (“Class A Stock”). As of December 31, 2020, 200 shares of Class A Stock were issued and outstanding, all of which were held by UL Research Institutes. In November 2021, the Company issued 199,999,800 shares of Class A common stock at a par value of $0.001 to UL Research Institutes, resulting in an aggregate of 200,000,000 shares of Class A common stock issued and outstanding. Subsequently, in November 2021, all outstanding shares of the Company’s Class A Stock were transferred to UL Standards & Engagement, which became the Company’s immediate parent. UL Standards & Engagement is a Delaware nonprofit nonstock corporation, of which UL Research Institutes is the sole member.
As of December 31, 2023 and 2022, there were 200,000,000 shares of Class A Stock issued and outstanding, all of which were held by UL Standards & Engagement. The Company is authorized to issue 200,000,000 shares of Class B common stock with a par value of $0.001 per share (“Class B Stock”), of which zero were issued and outstanding as of December 31, 2023 and 2022. As of December 31, 2023 and 2022, Class A Stock and Class B Stock each convey the same rights and privileges to their respective holders, except that Class A Stock entitles its holders to 10 votes per share in respect of matters on which stockholders are entitled to vote and Class B Stock entitles its holders to 1 vote per share.
Common Stock
As of June 30, 2024 the Company was authorized to issue 1,000,000,000 shares of Class A common stock, par value $0.001 per share, 500,000,000 shares of Class B common stock, par value $0.001 per share, and 10,000,000 shares of preferred stock, par value $0.001 per share. As of December 31, 2023 the Company was authorized to issue 200,000,000 shares of Class A common stock, par value $0.001 per share and 200,000,000 shares of Class B common stock, par value $0.001 per share. Class A and Class B common stock each convey the same rights and privileges to their respective holders, except that Class A common stock entitles its holders to 1 vote per share in respect of matters on which shareholders are entitled to vote and Class B common stock entitles its holders to 10 votes per share.
UL Standards & Engagement is the sole holder of UL Solutions’ outstanding Class B common stock, resulting in beneficial ownership of 80.6% and voting power of 97.6% of the Company’s outstanding common stock as of June 30, 2024. As a result, UL Standards & Engagement has the ability to control the outcome of matters submitted to the Company’s stockholders for approval, including the election of directors and the approval of any change of control transaction. The Company meets the definition of a “controlled company” within the meaning of the corporate governance rules of the New York Stock Exchange.
The following table shows the number of shares of common stock outstanding and changes in each class of share:

	Class A	Class B	Total
Balance at December 31, 2023	200,000,000	—	200,000,000
Reclassification(a)	(200,000,000)	200,000,000	—
Initial public offering(b)	38,870,000	(38,870,000)	—
Shares issued under long-term incentive plans	6,949	—	6,949
Balance at June 30, 2024	38,876,949	161,130,000	200,006,949
__________________
(a)On April 11, 2024, the Company filed an amended and restated certificate of incorporation with the Secretary of State of the State of Delaware, which, among other things, reclassified all shares of the Company’s Class A common stock outstanding into shares of Class B common stock. The amended and restated certificate of incorporation, as well as the Company’s amended and restated bylaws, became effective upon such filing.
(b)On April 16, 2024, the Company completed its initial public offering of an aggregate of 38,870,000 shares of Class A common stock by UL Standards & Engagement at a price to the public of $28.00 per share, which included the exercise in full by the underwriters of their overallotment option to purchase an additional 5,070,000 shares of Class A common stock. The Company did not receive any proceeds from the initial public offering.
At June 30, 2024, and December 31, 2023, no shares of preferred stock were outstanding.